CONTINGENT ASSETS AND LIABILITIES (Details) - Piedmont Lithium Project [Member] $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) a $ / shares	Jun. 30, 2019 a
Exclusive Option Agreements [Abstract]
Surface area of property (in acres)	2,129	2,207
Minimum [Member]
Exclusive Option Agreements [Abstract]
Production royalty (in dollars per tonne) | $ / shares	0.50
Maximum [Member]
Exclusive Option Agreements [Abstract]
Production royalty (in dollars per tonne) | $ / shares	2.00
Land Purchase Option [Member]
Exclusive Option Agreements [Abstract]
Surface area of property (in acres)	1,551
Contingent liability | $	$ 9.7
Long-term Lease Option [Member]
Exclusive Option Agreements [Abstract]
Surface area of property (in acres)	138
Land Purchase Option Expiring within 12 Months [Member]
Exclusive Option Agreements [Abstract]
Contingent liability | $	$ 3.7